Inventories	12 Months Ended
Dec. 31, 2022
Disclosure of Inventories [Abstract]
Inventories
Note 12 Inventories

The inventories balances are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Finished products	184,684,428	120,545,622
In process products	1,698,741	638,700
Raw material	265,412,390	189,700,921
In transit raw material	21,209,137	35,978,861
Materials and products	13,075,171	9,739,510
Realizable net value estimate and obsolescence	(5,280,333)	(3,176,553)
Total	480,799,534	353,427,061

For the nine-month period ended as of
December 31, 2022, 2021 and 2020
, the Company wrote off a total of
ThCh$ 2,371,770

ThCh$ 3,692,846 and ThCh$ 1,877,113,
against net realizable value and obsolescence, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Initial balance	(3,176,553)	(3,944,679)
Inventories write-down estimation	(4,756,848)	(2,902,530)
Inventories recognised as an expense	2,371,770	3,692,846
Business combinations effect	281,298	(22,190)
Total	(5,280,333)	(3,176,553)

As of December 31, 2022 and 2021,
the Company does not have any inventory pledged as guarantee for financial obligations.